Cover	Jun. 08, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jun. 08, 2022
Entity File Number	001-41133
Entity Registrant Name	FINANCIAL STRATEGIES ACQUISITION CORP.
Entity Central Index Key	0001817565
Entity Tax Identification Number	85-1792560
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2626 Cole Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75204
City Area Code	972
Local Phone Number	560-4815
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FXCO
Security Exchange Name	NASDAQ
Warrants to acquire one share of Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to acquire one share of Class A Common Stock
Trading Symbol	FXCOW
Security Exchange Name	NASDAQ
Rights to acquire one-tenth of one share of Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights to acquire one-tenth of one share of Class A Common Stock
Trading Symbol	FXCOR
Security Exchange Name	NASDAQ